Income Taxes (Details 3) - Deferred Tax Liabilities [Member] - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Intangible assets	$ 6,656	$ 7,492
Right-of-use assets	512	708
Property and equipment	(0)	9
Digital assets and derivatives	0	0
Equity investments	0	0
Deferred cost	0	0
Net deferred income tax liabilities	$ 7,168	$ 8,209